Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets
GOODWILL AND OTHER INTANGIBLE ASSETS

The changes in the carrying amount of goodwill for the years ended December 31, 2011 and 2010 are as follows:

	Flow Solutions Group
	EPD	IPD	FCD	Total
	(Amounts in thousands)
Balance as of January 1, 2010	$405,441	$122,501	$336,985	$864,927
Acquisition(1)	—	—	145,435	145,435
Dispositions	—	(106)	(143)	(249)
Currency translation	1,189	(1,043)	2,271	2,417
Balance as of December 31, 2010	$406,630	$121,352	$484,548	$1,012,530
Acquisitions(2)	39,335	—	—	39,335
Dispositions	—	(102)	—	(102)
Currency translation	(1,534)	(6)	(5,146)	(6,686)
Balance as of December 31, 2011	$444,431	$121,244	$479,402	$1,045,077
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(1)	Goodwill related to the acquisition of Valbart. See Note 2 for additional information.

(2)	Goodwill primarily related to the acquisition of LPI. See Note 2 for additional information.
The following table provides information about our intangible assets for the years ended December 31, 2011 and 2010:

		December 31, 2011		December 31, 2010
	Useful Life (Years)	Ending Gross Amount	Accumulated Amortization	Ending Gross Amount	Accumulated Amortization
	(Amounts in thousands, except years)
Finite-lived intangible assets:
Engineering drawings(1)	10-20	$92,389	$(53,404)	$85,613	$(48,087)
Distribution networks	5-15	13,700	(10,386)	13,941	(9,755)
Existing customer relationships(2)	5-10	32,188	(5,468)	16,846	(1,543)
Software	10	5,900	(5,900)	5,900	(5,900)
Patents	9-16	33,784	(25,882)	34,019	(23,463)
Other	3-40	10,566	(1,967)	5,039	(1,635)
		$188,527	$(103,007)	$161,358	$(90,383)
Indefinite-lived intangible assets(3)		$79,447	$(1,485)	$77,622	$(1,485)
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(1)	Engineering drawings represent the estimated fair value associated with specific acquired product and component schematics.

(2)	Existing customer relationships acquired prior to 2011 had a useful life of five years.

(3)	Accumulated amortization for indefinite-lived intangible assets relates to amounts recorded prior to the implementation date of guidance issued in ASC 350.
During 2011 and 2010, we wrote off expired and fully amortized other intangible assets and patents for a total of $0.2 million and $11.3 million, respectively.
The following schedule outlines actual amortization expense recognized during 2011 and an estimate of future amortization based upon the finite-lived intangible assets owned at December 31, 2011:

Amortization Expense
(Amounts in thousands)
Actual for year ended December 31, 2011	$14,168
Estimated for year ending December 31, 2012	13,507
Estimated for year ending December 31, 2013	12,209
Estimated for year ending December 31, 2014	11,985
Estimated for year ending December 31, 2015	9,248
Estimated for year ending December 31, 2016	6,518
Thereafter	31,775